Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Classes of Share Capital

	Class A	Class B	Undesignated	Total
Number of shares issued and fully paid:
At January 1, 2021	—	—	123,500,000	123,500,000
Re-designation	—	123,500,000	(123,500,000)	—
Issuance of shares	22,262,800	—	—	22,262,800

At December 31, 2021	22,262,800	123,500,000	—	145,762,800
Issuance of shares	624,474	—	—	624,474

At December 31, 2022	22,887,274	123,500,000	—	146,387,274

Number of shares authorized:
At December 31, 2021	50,000,000	200,000,000	250,000,000	500,000,000
At December 31, 2022	50,000,000	200,000,000	250,000,000	500,000,000

Summary of Share Capital

	Class A	Class B	Undesignated	Total
	S$’000	S$’000	S$’000	S$’000
Amount of outstanding shares issued:
At December 31, 2021	3	16	—	19
At December 31, 2022	3	16	—	19